UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report December 31, 2010

EATON VANCE SENIOR INCOME TRUST

Semiannual Report December 31,2010 EATON VANCE SENIOR INCOME TRUST

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. The Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Senior Income Trust as of December 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Scott H. Page, CFA
Co-Portfolio Manager

John Redding
Co-Portfolio Manager
•	The bank loan market generated positive returns and remained generally healthy, if not as robust as earlier in 2010, during the six-month period ending December 31, 2010. Despite a negative return in the May-June period that was driven primarily by concerns over the European debt crisis, the floating-rate loan market regained strength for the remainder of the period. The S&P/LSTA Leveraged Loan Index[1] (the Index), had a total return of 6.57% for the six-month period.

•	The market’s recovery was driven by stronger demand and greater liquidity in the marketplace, along with improved corporate fundamentals. As a result, investors in search of yield began to take on incremental credit risk once again, evidenced by improved inflows into high-yield bond and bank loan mutual funds. These greater inflows led to more robust demand in the secondary market, as well as increased refinancing activity, bond-for-loan takeouts, and a general improvement in the overall tone of the market—all of which contributed to tighter credit spreads and higher prices for bank loans. Importantly, and in contrast to other fixed-income sectors, bank loan credit spreads remained above their historical average levels over the London Interbank Offered Rate (LIBOR).
•	Bank loan issuer fundamentals, which have been improving for the past several quarters, continued this trend into the latter months of the period. Corporate operating earnings growth improved in the third and fourth quarters of 2010, while ratings downgrades and new defaults diminished to more modest levels.
Management Discussion
•	Eaton Vance Senior Income Trust (the Trust) is a closed-end fund and trades on the New York Stock Exchange (NYSE) under the symbol EVF. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (Senior Loans). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that it believes will be less volatile over time than the general loan market. The Trust may also invest in second-lien loans and high-yield bonds, and may employ leverage, which may increase risk.
•	As of December 31, 2010, the Trust’s investments included senior loans to 343 borrowers spanning 38 industries, with an average loan size of 0.26% of total investments, and no industry constituting more than 11.1% of total investments. Health care, cable and satellite television, and business equipment and services were the top three industry weightings.
Total Return Performance 6/30/10 — 12/31/10

NYSE Symbol		EVF

At Net Asset Value (NAV)[2]		9.30%
At Market Price[2]		11.39%
S&P/LSTA Leveraged Loan Index[1]		6.57%

Premium/(Discount) to NAV (12/31/10)		0.70%
Total Distributions per common share		$0.271
Distribution Rate[3]	At NAV	6.08%
	At Market Price	6.03%

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s total return does not reflect the effect of leverage.

[2]	Six-month returns are cumulative Performance results reflect the effects of Auction Preferred Shares (APS) and debt financing, which are forms of leverage. Absent a fee reduction by the investment adviser of the Trust, the returns would be lower.

[3]	The Distribution Rate is based on the Trust’s last regular distribution per share in the period (annualized) divided by the Trust’s NAV or market price at the end of the period. The Trust’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The returns do not include a dividend declared during the period but payable after period end. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Income Trust as of December 31, 2010
INVESTMENT UPDATE
•	Management’s use of leverage was a significant factor in the Trust’s outperformance of the Index, its benchmark, during the period. The Trust’s loans acquired with borrowings were bolstered by generally strong conditions in the credit markets. As of December 31, 2010, the Trust employed leverage of 35.9% of total assets—27.0% from APS and 8.9% from borrowings.[1] Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of NAV and market price of common shares).
•	The Trust continued to maintain smaller allocations to very large, lower-quality loans—notably, some significant issues that came to market in 2007—than did the Index. This underweighting detracted from performance during the period, because the price of these issues rallied more than the overall market as investors sought higher discount opportunities. The Trust’s modestly lower allocation to B-rated loans, which rallied the most after the May/June volatility, also detracted from relative performance. However, the Trust’s investments in European loans contributed positively to its performance during the period.
•	We continue to believe that the Trust is well positioned for the current market environment. The Trust invests broadly across the floating-rate loan market, providing shareholders with diversified exposure to the asset class.[2] The cornerstones of the Trust’s investment approach have always been—and continue to be—bottom-up credit research and dedication to diversification.

[1]	APS percentage represents the liquidation value of the Trust’s APS outstanding at 12/31/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and borrowings outstanding. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings.

[2]	Diversification cannot assure a profit or eliminate the risk of loss.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Senior Income Trust as of December 31, 2010
TRUST PERFORMANCE
Portfolio Composition
Top 10 Holdings1

By total investments

Community Health Systems, Inc.	1.2%
Aramark Corp.	1.1
SunGard Data Systems, Inc.	1.1
Intelsat Corp.	1.0
Rite Aid Corp.	1.0
UPC Broadband Holding B.V.	1.0
INEOS Group	0.9
Charter Communications Operating, LLC	0.9
Virgin Media Investment Holding	0.9
Dynegy Holdings, Inc.	0.9

[1]	Top 10 Holdings represented 10.0% of the Trust’s total investments as of 12/31/10.
Top Five Industries2

By total investments

Health Care	11.1%
Cable and Satellite Television	7.8
Business Equipment and Services	7.3
Leisure Goods/Activities/Movies	5.0
Telecommunications	4.4

[2]	Industries are shown as a percentage of the Trust’s total investments as of 12/31/10.
Credit Quality Ratings for Total Loan Investments3

By total loan investments

Baa	2.8%
Ba	48.5
B	34.7
Caa	2.7
Ca	0.2
Defaulted	0.1
Non-Rated	11.0

[3]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Trust Performance4

NYSE Symbol	EVF

Average Annual Total Return (by market price, NYSE)

Six Months	11.39%
One Year	21.48
Five Years	6.31
10 Years	5.74
Life of Trust (10/30/98)	4.79

Average Annual Total Return (at net asset value)

Six Months	9.30%
One Year	15.29
Five Years	3.73
10 Years	4.77
Life of Trust (10/30/98)	4.73

[4]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Performance results reflect the effects of APS and debt financing, which are forms of leverage. Absent a fee reduction by the investment adviser of the Trust, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 137.6%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 3.7%

Aveos Fleet Performance, Inc.
	17	Revolving Loan, 1.00%, Maturing March 12, 2013(2)	$16,417
	25	Term Loan, 11.25%, Maturing March 12, 2013	24,626
	68	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	63,671

Booz Allen Hamilton, Inc.
	248	Term Loan, 6.00%, Maturing July 31, 2015	248,645
DAE Aviation Holdings, Inc.
	706	Term Loan, 4.04%, Maturing July 31, 2014	698,629
	731	Term Loan, 4.04%, Maturing July 31, 2014	723,346
Doncasters (Dunde HoldCo 4 Ltd.)
	207	Term Loan, 4.26%, Maturing July 13, 2015	188,649
	207	Term Loan, 4.76%, Maturing July 13, 2015	188,649
EUR	417	Term Loan - Second Lien, 6.85%, Maturing January 13, 2016	454,561
DynCorp International, LLC
	449	Term Loan, 6.25%, Maturing July 5, 2016	452,803
Evergreen International Aviation
	395	Term Loan, 10.50%, Maturing October 31, 2011(3)	392,367
Hawker Beechcraft Acquisition
	1,490	Term Loan, 2.27%, Maturing March 26, 2014	1,308,370
	89	Term Loan, 2.29%, Maturing March 26, 2014	78,424
IAP Worldwide Services, Inc.
	443	Term Loan, 8.25%, Maturing December 30, 2012	441,898
International Lease Finance Co.
	1,000	Term Loan, 6.75%, Maturing March 17, 2015	1,018,750
Spirit AeroSystems, Inc.
	607	Term Loan, 3.54%, Maturing September 30, 2016	609,659
TransDigm, Inc.
	1,100	Term Loan, 5.00%, Maturing December 6, 2016	1,112,719
Triumph Group, Inc.
	274	Term Loan, 4.50%, Maturing June 16, 2016	276,164
Wesco Aircraft Hardware Corp.
	863	Term Loan, 2.52%, Maturing September 30, 2013	863,276
Wyle Laboratories, Inc.
	424	Term Loan, 7.75%, Maturing March 25, 2016	425,526

			$9,587,149

Air Transport — 0.2%

Delta Air Lines, Inc.
	479	Term Loan - Second Lien, 3.54%, Maturing April 30, 2014	$465,555

			$465,555

Automotive — 5.6%

Adesa, Inc.
	1,802	Term Loan, 3.02%, Maturing October 18, 2013	$1,794,454
Allison Transmission, Inc.
	2,487	Term Loan, 3.03%, Maturing August 7, 2014	2,434,961
Autotrader.com, Inc.
	550	Term Loan, Maturing December 11, 2016(4)	553,953
Federal-Mogul Corp.
	2,232	Term Loan, 2.21%, Maturing December 29, 2014	2,087,360
	583	Term Loan, 2.20%, Maturing December 28, 2015	545,639
Ford Motor Co.
	913	Term Loan, 3.02%, Maturing December 16, 2013	908,957
	1,085	Term Loan, 3.03%, Maturing December 16, 2013	1,081,880
Goodyear Tire & Rubber Co.
	2,300	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	2,245,375
Keystone Automotive Operations, Inc.
	442	Term Loan, 3.76%, Maturing January 12, 2012	403,746
LKQ Corp. U.S.
	477	Term Loan, 2.51%, Maturing October 12, 2013	478,335
Metaldyne, LLC
	449	Term Loan, 7.75%, Maturing October 28, 2016	456,730
TriMas Corp.
	42	Term Loan, 6.00%, Maturing August 2, 2011	42,504
	525	Term Loan, 6.00%, Maturing December 15, 2015	529,067
United Components, Inc.
	549	Term Loan, 6.25%, Maturing March 23, 2017	554,386
Viking Acquisition
	450	Term Loan, 6.00%, Maturing November 5, 2016	451,688

			$14,569,035

Beverage and Tobacco — 0.3%

Green Mountain Coffee Roasters
	550	Term Loan, 5.50%, Maturing December 16, 2016	$551,948
Maine Beverage Co., LLC
	152	Term Loan, 2.04%, Maturing March 31, 2013	146,094

			$698,042

Building and Development — 1.3%

Armstrong World Industries, Inc.
	325	Term Loan, 5.00%, Maturing May 23, 2017	$328,047
Beacon Sales Acquisition, Inc.
	344	Term Loan, 2.28%, Maturing September 30, 2013	327,885
Brickman Group Holdings, Inc.
	575	Term Loan, 7.25%, Maturing October 14, 2016	583,146
Building Materials Corp. of America
	527	Term Loan, 3.06%, Maturing February 24, 2014	527,342

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development (continued)

November 2005 Land Investors, LLC
	152	Term Loan, 0.00%, Maturing March 31, 2011(5)(6)	$32,008
Panolam Industries Holdings, Inc.
	500	Term Loan, 8.25%, Maturing December 31, 2013	460,744
RE/MAX International, Inc.
	943	Term Loan, 5.50%, Maturing April 15, 2016	948,768
South Edge, LLC
	422	Term Loan, 0.00%, Maturing October 31, 2009(7)	150,820

			$3,358,760

Business Equipment and Services — 10.7%

Activant Solutions, Inc.
	109	Term Loan, 2.31%, Maturing May 2, 2013	$107,893
	654	Term Loan, 4.81%, Maturing February 2, 2016	655,304
Acxiom Corp.
	590	Term Loan, 3.29%, Maturing March 15, 2015	596,307
Advantage Sales & Marketing, Inc.
	925	Term Loan, 5.25%, Maturing December 18, 2017	928,816
Affinion Group, Inc.
	1,836	Term Loan, 5.00%, Maturing October 10, 2016	1,830,673
Allied Barton Security Services
	483	Term Loan, 7.75%, Maturing February 18, 2015	487,268
Dealer Computer Services, Inc.
	821	Term Loan, 5.25%, Maturing April 21, 2017	827,608
Education Management, LLC
	1,971	Term Loan, 2.06%, Maturing June 3, 2013	1,926,768
Fifth Third Processing Solution
	450	Term Loan, 5.50%, Maturing November 3, 2016	454,275
First American Corp.
	448	Term Loan, 4.75%, Maturing April 12, 2016	452,507
Infogroup, Inc.
	348	Term Loan, 6.25%, Maturing July 1, 2016	351,878
iPayment, Inc.
	408	Term Loan, 2.29%, Maturing May 10, 2013	396,134
Kronos, Inc.
	551	Term Loan, 2.05%, Maturing June 11, 2014	540,669
Language Line, LLC
	1,100	Term Loan, 6.25%, Maturing July 3, 2016	1,111,000
Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	440,937
NE Customer Service
	825	Term Loan, 6.00%, Maturing March 23, 2016	821,649
Protection One Alarm Monitor, Inc.
	815	Term Loan, 6.00%, Maturing May 16, 2016	818,294
Quantum Corp.
	90	Term Loan, 3.80%, Maturing July 14, 2014	89,874
Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	895,500
Sabre, Inc.
	2,617	Term Loan, 2.27%, Maturing September 30, 2014	2,444,303
Serena Software, Inc.
	715	Term Loan, 2.30%, Maturing March 10, 2013	698,640
Sitel (Client Logic)
	303	Term Loan, 5.79%, Maturing January 30, 2014	289,467
EUR	586	Term Loan, 6.30%, Maturing January 30, 2014	747,274
Softlayer Tech, Inc.
	325	Term Loan, 7.75%, Maturing November 5, 2016	326,727
Solera Holdings, LLC
EUR	410	Term Loan, 2.81%, Maturing May 16, 2014	541,032
SunGard Data Systems, Inc.
	2,530	Term Loan, 2.01%, Maturing February 28, 2014	2,471,515
	1,860	Term Loan, 3.91%, Maturing February 26, 2016	1,849,095
Trans Union, LLC
	945	Term Loan, 6.75%, Maturing June 15, 2017	960,138
Travelport, LLC
	299	Term Loan, 4.80%, Maturing August 21, 2015	283,655
	1,569	Term Loan, 4.96%, Maturing August 21, 2015	1,490,064
EUR	527	Term Loan, 5.24%, Maturing August 21, 2015	681,490
West Corp.
	149	Term Loan, 2.72%, Maturing October 24, 2013	147,613
	1,038	Term Loan, 4.57%, Maturing July 15, 2016	1,042,156
	365	Term Loan, 4.59%, Maturing July 15, 2016	365,954

			$28,072,477

Cable and Satellite Television — 11.7%

Atlantic Broadband Finance, LLC
	724	Term Loan, 5.00%, Maturing November 27, 2015	$729,682
Bragg Communications, Inc.
	1,161	Term Loan, 2.79%, Maturing August 31, 2014	1,139,231
Bresnan Communications, LLC
	625	Term Loan, 4.50%, Maturing December 14, 2017	629,687
Casema NV
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing March 14, 2016	1,341,788
Charter Communications Operating, LLC
	3,796	Term Loan, 2.27%, Maturing March 6, 2014	3,754,860
CSC Holdings, Inc.
	1,965	Term Loan, 2.01%, Maturing March 29, 2016	1,968,037
Foxco Acquisition Sub., LLC
	302	Term Loan, 7.50%, Maturing July 14, 2015	300,545
Insight Midwest Holdings, LLC
	1,784	Term Loan, 2.02%, Maturing April 7, 2014	1,740,610

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Kabel Deutschland GmbH
EUR	1,957	Term Loan, 3.05%, Maturing March 31, 2014	$2,604,152
MCC Iowa, LLC
	802	Term Loan, 2.01%, Maturing January 31, 2015	770,706
Mediacom Broadband, LLC
	746	Term Loan, 4.50%, Maturing October 23, 2017	737,233
Mediacom Illinois, LLC
	1,896	Term Loan, 2.01%, Maturing January 31, 2015	1,812,458
	988	Term Loan, 5.50%, Maturing March 31, 2017	981,939
Mediacom, LLC
	398	Term Loan, 4.50%, Maturing October 23, 2017	390,538
ProSiebenSat.1 Media AG
EUR	578	Term Loan, 3.52%, Maturing March 6, 2015	669,012
EUR	273	Term Loan, 2.91%, Maturing June 26, 2015	348,600
EUR	11	Term Loan, 2.91%, Maturing July 3, 2015	14,147
EUR	578	Term Loan, 3.77%, Maturing March 4, 2016	669,012
EUR	201	Term Loan, 8.14%, Maturing March 6, 2017(3)	224,973
EUR	271	Term Loan - Second Lien, 4.89%, Maturing September 2, 2016	302,923
UPC Broadband Holding B.V.
	1,563	Term Loan, 4.25%, Maturing December 30, 2016	1,550,628
EUR	726	Term Loan, 4.56%, Maturing December 31, 2016	925,350
	1,037	Term Loan, 4.25%, Maturing December 29, 2017	1,023,485
EUR	524	Term Loan, 4.81%, Maturing December 31, 2017	667,771
Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.28%, Maturing June 30, 2015	1,559,099
GBP	1,250	Term Loan, 4.78%, Maturing December 31, 2015	1,952,528
YPSO Holding SA
EUR	1	Term Loan, 4.66%, Maturing June 13, 2014	559
EUR	22	Term Loan, 4.66%, Maturing June 16, 2014(3)	23,949
EUR	26	Term Loan, 4.66%, Maturing June 16, 2014(3)	28,002
EUR	1,554	Term Loan, 4.66%, Maturing June 16, 2014(3)	1,663,470
EUR	35	Term Loan, 4.66%, Maturing December 31, 2015	36,862
EUR	65	Term Loan, 5.16%, Maturing December 31, 2015	69,234

			$30,631,070

Chemicals and Plastics — 6.0%

Arizona Chemical, Inc.
	272	Term Loan, 6.75%, Maturing November 21, 2016	$275,645
Brenntag Holding GmbH and Co. KG
	786	Term Loan, 3.77%, Maturing January 20, 2014	787,421
	116	Term Loan, 3.79%, Maturing January 20, 2014	116,067
	600	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	604,250
Celanese Holdings, LLC
	851	Term Loan, 3.29%, Maturing October 31, 2016	856,859
Gentek
	299	Term Loan, 6.75%, Maturing October 6, 2015	302,243
Hexion Specialty Chemicals, Inc.
	327	Term Loan, 4.06%, Maturing May 5, 2015	323,855
	483	Term Loan, 4.06%, Maturing May 5, 2015	476,469
	737	Term Loan, 4.06%, Maturing May 5, 2015	729,453
Huntsman International, LLC
	854	Term Loan, 1.78%, Maturing April 21, 2014	837,427
	855	Term Loan, 2.52%, Maturing June 30, 2016	847,097
INEOS Group
	1,175	Term Loan, 7.50%, Maturing December 16, 2013	1,215,139
	1,176	Term Loan, 8.00%, Maturing December 16, 2014	1,216,070
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,372,571
ISP Chemco, Inc.
	857	Term Loan, 1.81%, Maturing June 4, 2014	842,122
Kraton Polymers, LLC
	832	Term Loan, 2.31%, Maturing May 13, 2013	818,786
MacDermid, Inc.
EUR	342	Term Loan, 2.97%, Maturing April 11, 2014	424,839
Millenium Inorganic Chemicals
	1,174	Term Loan, 2.55%, Maturing May 15, 2014	1,162,413
Nalco Co.
	698	Term Loan, 4.50%, Maturing October 5, 2017	705,407
Rockwood Specialties Group, Inc.
	1,018	Term Loan, 6.00%, Maturing May 15, 2014	1,025,510
Styron S.A.R.L.
	756	Term Loan, 7.50%, Maturing June 17, 2016	768,140

			$15,707,783

Clothing/Textiles — 0.2%

Phillips-Van Heusen Corp.
	477	Term Loan, 4.75%, Maturing May 6, 2016	$484,174

			$484,174

Conglomerates — 4.2%

Goodman Global Holdings, Inc.
	898	Term Loan, 5.75%, Maturing October 28, 2016	$903,842
Jarden Corp.
	977	Term Loan, 3.55%, Maturing January 26, 2015	984,602
Manitowoc Company, Inc. (The)
	466	Term Loan, 8.00%, Maturing November 6, 2014	471,382
Polymer Group, Inc.
	2,024	Term Loan, 7.00%, Maturing November 24, 2014	2,024,283
RBS Global, Inc.
	720	Term Loan, 2.56%, Maturing July 19, 2013	704,100
	1,683	Term Loan, 2.81%, Maturing July 19, 2013	1,660,994

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

RGIS Holdings, LLC
	1,953	Term Loan, 2.78%, Maturing April 30, 2014	$1,826,017
	98	Term Loan, 2.80%, Maturing April 30, 2014	91,301
Service Master Co.
	45	Term Loan, 2.77%, Maturing July 24, 2014	43,404
	454	Term Loan, 2.77%, Maturing July 24, 2014	435,854
US Investigations Services, Inc.
	987	Term Loan, 3.05%, Maturing February 21, 2015	947,724
	398	Term Loan, 7.75%, Maturing February 21, 2015	399,990
Vertrue, Inc.
	489	Term Loan, 3.31%, Maturing August 16, 2014	419,473

			$10,912,966

Containers and Glass Products — 3.6%

Berry Plastics Corp.
	963	Term Loan, 2.28%, Maturing April 3, 2015	$910,405
BWAY Corp.
	387	Term Loan, 5.52%, Maturing June 16, 2017	389,528
	36	Term Loan, 5.56%, Maturing June 16, 2017	36,518
Graham Packaging Holdings Co.
	570	Term Loan, 6.75%, Maturing April 5, 2014	576,377
	973	Term Loan, 6.00%, Maturing September 23, 2016	985,125
Graphic Packaging International, Inc.
	348	Term Loan, 2.29%, Maturing May 16, 2014	343,850
	1,250	Term Loan, 3.04%, Maturing May 16, 2014	1,246,170
Hilex Poly Co.
	500	Term Loan, 11.25%, Maturing November 16, 2015	492,500
JSG Acquisitions
	638	Term Loan, 3.66%, Maturing December 31, 2014	633,694
Pelican Products, Inc.
	400	Term Loan, 5.75%, Maturing November 30, 2016	402,625
Reynolds Group Holdings, Inc.
	444	Term Loan, 6.25%, Maturing May 5, 2016	448,541
	600	Term Loan, 6.50%, Maturing May 5, 2016	606,665
	466	Term Loan, 6.75%, Maturing May 5, 2016	470,987
Smurfit Kappa Acquisitions
	638	Term Loan, 3.41%, Maturing December 31, 2014	633,694
Smurfit-Stone Container Corp.
	1,169	Term Loan, 6.75%, Maturing July 15, 2016	1,190,461

			$9,367,140

Cosmetics/Toiletries — 1.8%

Alliance Boots Holdings, Ltd.
GBP	1,775	Term Loan, 3.57%, Maturing July 5, 2015	$2,576,154
Bausch & Lomb, Inc.
	194	Term Loan, 3.51%, Maturing April 24, 2015	193,963
	800	Term Loan, 3.54%, Maturing April 24, 2015	797,978
KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.30%, Maturing November 30, 2014	361,375
Prestige Brands, Inc.
	859	Term Loan, 4.75%, Maturing March 24, 2016	868,011

			$4,797,481

Drugs — 0.6%

Graceway Pharmaceuticals, LLC
	306	Term Loan, 5.01%, Maturing May 3, 2012	$136,145
	162	Term Loan, 10.01%, Maturing November 3, 2013(3)(5)	2,841
	500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)	46,667
Pharmaceutical Holdings Corp.
	65	Term Loan, 4.52%, Maturing January 30, 2012	64,011
Warner Chilcott Corp.
	321	Term Loan, 6.00%, Maturing October 30, 2014	322,418
	159	Term Loan, 6.25%, Maturing April 30, 2015	160,243
	265	Term Loan, 6.25%, Maturing April 30, 2015	266,833
	457	Term Loan, 6.50%, Maturing February 22, 2016	461,530

			$1,460,688

Ecological Services and Equipment — 1.5%

Kemble Water Structure, Ltd.
GBP	2,250	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	$3,370,285
Sensus Metering Systems, Inc.
	618	Term Loan, 7.00%, Maturing June 3, 2013	622,652

			$3,992,937

Electronics/Electrical — 4.5%

Aspect Software, Inc.
	769	Term Loan, 6.25%, Maturing April 19, 2016	$773,514
Christie/Aix, Inc.
	341	Term Loan, 5.25%, Maturing April 29, 2016	339,408
FCI International S.A.S.
	83	Term Loan, 3.66%, Maturing November 1, 2013	80,691
	86	Term Loan, 3.66%, Maturing November 1, 2013	83,816
	83	Term Loan, 3.66%, Maturing October 31, 2014	80,691
	86	Term Loan, 3.66%, Maturing October 31, 2014	83,816
Freescale Semiconductor, Inc.
	1,290	Term Loan, 4.51%, Maturing December 1, 2016	1,253,316

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics/Electrical (continued)

Infor Enterprise Solutions Holdings
	250	Term Loan, 5.76%, Maturing March 2, 2014(5)	$172,500
	486	Term Loan, 5.02%, Maturing July 28, 2015	444,824
	376	Term Loan, 6.02%, Maturing July 28, 2015	359,983
	722	Term Loan, 6.02%, Maturing July 28, 2015	691,049
	92	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	68,979
	158	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	119,542
Network Solutions, LLC
	1,061	Term Loan, 2.52%, Maturing March 7, 2014	1,012,993
Open Solutions, Inc.
	1,155	Term Loan, 2.42%, Maturing January 23, 2014	980,485
Sensata Technologies Finance Co.
	1,812	Term Loan, 2.04%, Maturing April 26, 2013	1,772,901
Shield Finance Co. S.A.R.L.
	419	Term Loan, 7.75%, Maturing June 15, 2016	418,625
Spectrum Brands, Inc.
	1,451	Term Loan, 8.00%, Maturing June 16, 2016	1,482,513
SS&C Technologies, Inc.
	597	Term Loan, 2.30%, Maturing November 23, 2012	594,429
VeriFone, Inc.
	363	Term Loan, 3.02%, Maturing October 31, 2013	363,906
Vertafore, Inc.
	498	Term Loan, 6.75%, Maturing July 29, 2016	500,609

			$11,678,590

Equipment Leasing — 0.3%

Hertz Corp.
	802	Term Loan, 2.02%, Maturing December 21, 2012	$797,807
	88	Term Loan, 2.03%, Maturing December 21, 2012	87,766

			$885,573

Farming/Agriculture — 0.4%

CF Industries, Inc.
	339	Term Loan, 4.25%, Maturing April 6, 2015	$340,996
Earthbound Farm Holdings III, LLC
	375	Term Loan, 7.25%, Maturing December 21, 2016	378,281
WM. Bolthouse Farms, Inc.
	338	Term Loan, 5.50%, Maturing February 11, 2016	339,754

			$1,059,031

Financial Intermediaries — 5.5%

Citco III, Ltd.
	937	Term Loan, 4.46%, Maturing June 30, 2014	$908,590
Fidelity National Information Services, Inc.
	1,197	Term Loan, 5.25%, Maturing July 18, 2016	1,213,578
First Data Corp.
	475	Term Loan, 3.01%, Maturing September 24, 2014	439,915
	1,929	Term Loan, 3.01%, Maturing September 24, 2014	1,782,342
Grosvenor Capital Management
	1,135	Term Loan, 4.31%, Maturing December 5, 2016	1,120,777
HarbourVest Partners, LLC
	650	Term Loan, 6.25%, Maturing December 14, 2016	653,250
Interactive Data Corp.
	721	Term Loan, 6.75%, Maturing January 27, 2017	732,644
Jupiter Asset Management Group
GBP	159	Term Loan, 4.34%, Maturing March 17, 2015	242,579
LPL Holdings, Inc.
	448	Term Loan, 2.04%, Maturing June 28, 2013	448,797
	1,410	Term Loan, 4.25%, Maturing June 25, 2015	1,421,058
	1,067	Term Loan, 5.25%, Maturing June 28, 2017	1,082,941
MSCI, Inc.
	1,617	Term Loan, 4.75%, Maturing June 1, 2016	1,630,518
Nuveen Investments, Inc.
	1,209	Term Loan, 3.30%, Maturing November 13, 2014	1,152,543
	1,412	Term Loan, 5.80%, Maturing May 12, 2017	1,346,711
Oxford Acquisition III, Ltd.
	187	Term Loan, 2.04%, Maturing May 12, 2014	177,562
RJO Holdings Corp. (RJ O’Brien)
	4	Term Loan, 6.27%, Maturing December 10, 2015(5)	3,061
	118	Term Loan, 6.27%, Maturing December 10, 2015(5)	94,465

			$14,451,331

Food Products — 3.6%

Acosta, Inc.
	1,576	Term Loan, 2.52%, Maturing July 28, 2013	$1,559,200
Dean Foods Co.
	1,302	Term Loan, 1.81%, Maturing April 2, 2014	1,250,628
Dole Food Company, Inc.
	487	Term Loan, 5.04%, Maturing March 2, 2017	491,081
	196	Term Loan, 5.06%, Maturing March 2, 2017	197,718
Michael Foods Holdings, Inc.
	346	Term Loan, 6.26%, Maturing June 29, 2016	351,052
Pierre Foods, Inc.
	623	Term Loan, 7.00%, Maturing September 30, 2016	621,619
Pinnacle Foods Finance, LLC
	2,928	Term Loan, 2.76%, Maturing April 2, 2014	2,877,269
Provimi Group SA
	120	Term Loan, 2.51%, Maturing June 28, 2015	115,057
	147	Term Loan, 2.51%, Maturing June 28, 2015	141,592
EUR	155	Term Loan, 3.05%, Maturing June 28, 2015	198,865

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products (continued)

EUR	250	Term Loan, 3.05%, Maturing June 28, 2015	$320,870
EUR	267	Term Loan, 3.05%, Maturing June 28, 2015	342,719
EUR	344	Term Loan, 3.05%, Maturing June 28, 2015	441,953
	119	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	104,359
EUR	19	Term Loan - Second Lien, 5.05%, Maturing December 28, 2016	22,749
EUR	265	Term Loan - Second Lien, 5.05%, Maturing December 28, 2016	311,573

			$9,348,304

Food Service — 4.9%

Aramark Corp.
	88	Term Loan, 2.14%, Maturing January 27, 2014	$87,593
	1,081	Term Loan, 2.18%, Maturing January 27, 2014	1,074,284
GBP	480	Term Loan, 2.76%, Maturing January 27, 2014	725,917
	157	Term Loan, 3.51%, Maturing July 26, 2016	157,022
	2,386	Term Loan, 3.55%, Maturing July 26, 2016	2,387,628
Buffets, Inc.
	620	Term Loan, 12.00%, Maturing April 21, 2015(3)	582,683
	63	Term Loan, 7.40%, Maturing April 22, 2015(3)	48,553
Burger King Corp.
	2,400	Term Loan, 6.25%, Maturing October 19, 2016	2,437,930
CBRL Group, Inc.
	487	Term Loan, 1.79%, Maturing April 29, 2013	485,547
	311	Term Loan, 2.79%, Maturing April 27, 2016	311,161
DineEquity, Inc.
	914	Term Loan, 6.00%, Maturing October 19, 2017	930,186
Dunkin Brands, Inc.
	1,050	Term Loan, 5.75%, Maturing November 23, 2017	1,063,904
NPC International, Inc.
	162	Term Loan, 2.03%, Maturing May 3, 2013	158,958
OSI Restaurant Partners, LLC
	148	Term Loan, 2.56%, Maturing June 14, 2013	141,428
	1,485	Term Loan, 2.63%, Maturing June 14, 2014	1,421,694
QCE Finance, LLC
	449	Term Loan, 5.01%, Maturing May 5, 2013	401,106
Wendy’s/Arby’s Restaurants, LLC
	423	Term Loan, 5.00%, Maturing May 24, 2017	425,465

			$12,841,059

Food/Drug Retailers — 4.4%

General Nutrition Centers, Inc.
	2,796	Term Loan, 2.54%, Maturing September 16, 2013	$2,780,310
NBTY, Inc.
	1,025	Term Loan, 6.25%, Maturing October 2, 2017	1,040,798
Pantry, Inc. (The)
	118	Term Loan, 2.02%, Maturing May 15, 2014	113,907
	409	Term Loan, 2.02%, Maturing May 15, 2014	395,601
Rite Aid Corp.
	4,019	Term Loan, 2.02%, Maturing June 4, 2014	3,666,309
	538	Term Loan, 6.00%, Maturing June 4, 2014	533,929
Roundy’s Supermarkets, Inc.
	2,967	Term Loan, 7.00%, Maturing November 3, 2013	2,971,728

			$11,502,582

Forest Products — 1.2%

Georgia-Pacific Corp.
	2,663	Term Loan, 2.30%, Maturing December 21, 2012	$2,664,536
	504	Term Loan, 3.55%, Maturing December 23, 2014	506,887

			$3,171,423

Health Care — 17.0%

1-800-Contacts, Inc.
	455	Term Loan, 7.70%, Maturing March 4, 2015	$453,609
Alliance Healthcare Services
	569	Term Loan, 5.50%, Maturing June 1, 2016	570,496
Ascend Learning
	550	Term Loan, 7.75%, Maturing December 6, 2016	540,375
Aveta Holdings, LLC
	274	Term Loan, 8.50%, Maturing April 14, 2015	271,899
	274	Term Loan, 8.50%, Maturing April 14, 2015	271,899
Biomet, Inc.
	2,957	Term Loan, 3.29%, Maturing March 25, 2015	2,952,485
Bright Horizons Family Solutions, Inc.
	463	Term Loan, 7.50%, Maturing May 28, 2015	465,978
Cardinal Health 409, Inc.
	1,282	Term Loan, 2.51%, Maturing April 10, 2014	1,221,363
Carestream Health, Inc.
	1,167	Term Loan, 2.26%, Maturing April 30, 2013	1,145,234
Carl Zeiss Vision Holding GmbH
	567	Term Loan, 1.87%, Maturing October 24, 2014	479,115
	63	Term Loan, 4.00%, Maturing September 30, 2019	46,305
Community Health Systems, Inc.
	164	Term Loan, 2.54%, Maturing July 25, 2014	160,328
	3,187	Term Loan, 2.54%, Maturing July 25, 2014	3,113,088
	1,602	Term Loan, 3.79%, Maturing January 25, 2017	1,599,347
ConMed Corp.
	244	Term Loan, 1.77%, Maturing April 12, 2013	229,517
ConvaTec Cidron
	350	Term Loan, 5.75%, Maturing December 22, 2016	354,699

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

CRC Health Corp.
	236	Term Loan, 2.55%, Maturing February 6, 2013	$229,072
	261	Term Loan, 2.55%, Maturing February 6, 2013	253,245
DaVita, Inc.
	1,500	Term Loan, 4.50%, Maturing October 20, 2016	1,516,206
DJO Finance, LLC
	360	Term Loan, 3.26%, Maturing May 20, 2014	354,970
Grifols SA
	1,050	Term Loan, Maturing November 23, 2016(4)	1,063,563
Hanger Orthopedic Group, Inc.
	325	Term Loan, 5.25%, Maturing November 17, 2016	328,250
HCA, Inc.
	925	Term Loan, 2.55%, Maturing November 18, 2013	916,960
	2,218	Term Loan, 3.55%, Maturing March 31, 2017	2,217,444
Health Management Associates, Inc.
	2,385	Term Loan, 2.05%, Maturing February 28, 2014	2,345,063
Iasis Healthcare, LLC
	41	Term Loan, 2.26%, Maturing March 14, 2014	40,504
	151	Term Loan, 2.26%, Maturing March 14, 2014	148,091
	437	Term Loan, 2.26%, Maturing March 14, 2014	427,857
Ikaria Acquisition, Inc.
	448	Term Loan, 7.00%, Maturing May 16, 2016	417,853
IM U.S. Holdings, LLC
	2,350	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	2,292,719
IMS Health, Inc.
	644	Term Loan, 5.25%, Maturing February 26, 2016	651,702
inVentiv Health, Inc.
	373	Term Loan, 6.50%, Maturing August 4, 2016	376,623
Lifepoint Hospitals, Inc.
	1,086	Term Loan, 3.04%, Maturing April 15, 2015	1,087,192
Medassets, Inc.
	475	Term Loan, 5.25%, Maturing November 16, 2016	478,068
MPT Operating Partnership, L.P.
	522	Term Loan, 5.00%, Maturing May 17, 2016	522,375
MultiPlan, Inc.
	1,284	Term Loan, 6.50%, Maturing August 26, 2017	1,299,281
Mylan, Inc.
	467	Term Loan, 3.56%, Maturing October 2, 2014	469,026
National Mentor Holdings, Inc.
	34	Term Loan, 2.15%, Maturing June 29, 2013	32,256
	541	Term Loan, 2.27%, Maturing June 29, 2013	519,276
Nyco Holdings
	1,416	Term Loan, 4.26%, Maturing December 29, 2014	1,360,366
	1,416	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	1,359,953
Physiotherapy Associates, Inc.
	344	Term Loan, 7.50%, Maturing June 27, 2013	323,472
Prime Healthcare Services, Inc.
	1,166	Term Loan, 7.25%, Maturing April 22, 2015	1,134,117
RadNet Management, Inc.
	546	Term Loan, 5.75%, Maturing April 1, 2016	543,146
ReAble Therapeutics Finance, LLC
	854	Term Loan, 2.27%, Maturing November 18, 2013	853,052
RehabCare Group, Inc.
	364	Term Loan, 6.00%, Maturing November 24, 2015	366,632
Renal Advantage Holdings, Inc.
	375	Term Loan, 5.75%, Maturing December 16, 2016	377,227
Res-Care, Inc.
	425	Term Loan, 6.25%, Maturing December 22, 2016	418,625
Select Medical Holdings Corp.
	924	Term Loan, 4.04%, Maturing August 22, 2014	926,648
Skillsoft Corp.
	498	Term Loan, 6.50%, Maturing May 26, 2017	502,682
Sunquest Information Systems, Inc.
	375	Term Loan, 6.25%, Maturing December 16, 2016	375,000
Sunrise Medical Holdings, Inc.
EUR	134	Term Loan, 6.75%, Maturing May 13, 2014	165,250
TZ Merger Sub., Inc.
	998	Term Loan, 5.75%, Maturing August 4, 2015	1,004,981
Universal Health Services, Inc.
	1,125	Term Loan, 5.50%, Maturing November 15, 2016	1,141,566
Vanguard Health Holding Co., LLC
	744	Term Loan, 5.00%, Maturing January 29, 2016	749,196
VWR Funding, Inc.
	980	Term Loan, 2.76%, Maturing June 30, 2014	956,973

			$44,422,219

Home Furnishings — 0.8%

Hunter Fan Co.
	191	Term Loan, 2.77%, Maturing April 16, 2014	$170,560
National Bedding Co., LLC
	962	Term Loan, 3.82%, Maturing November 28, 2013	957,687
	350	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	341,250
Oreck Corp.
	128	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(5)	114,986
Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	424,706

			$2,009,189

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment — 3.6%

Alliance Laundry Systems, LLC
489	Term Loan, 6.25%, Maturing September 23, 2016	$495,796
Brand Energy and Infrastructure Services, Inc.
459	Term Loan, 2.56%, Maturing February 7, 2014	443,045
392	Term Loan, 3.56%, Maturing February 7, 2014	382,935
Bucyrus International, Inc.
672	Term Loan, 4.25%, Maturing February 19, 2016	675,289
Butterfly Wendel US, Inc.
423	Term Loan, 3.54%, Maturing June 23, 2014	390,156
577	Term Loan, 4.04%, Maturing June 22, 2015	532,344
EPD Holdings, (Goodyear Engineering Products)
102	Term Loan, 2.77%, Maturing July 31, 2014	89,915
711	Term Loan, 2.77%, Maturing July 31, 2014	627,779
425	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	351,688
Generac Acquisition Corp.
490	Term Loan, 2.79%, Maturing November 11, 2013	481,827
Gleason Corp.
350	Term Loan, 2.05%, Maturing June 30, 2013	342,391
Jason, Inc.
46	Term Loan, 8.25%, Maturing September 21, 2014	45,848
117	Term Loan, 8.25%, Maturing September 21, 2014	116,786
John Maneely Co.
1,130	Term Loan, 3.54%, Maturing December 9, 2013	1,111,317
KION Group GmbH
251	Term Loan, 4.01%, Maturing December 23, 2014(3)	218,438
251	Term Loan, 4.26%, Maturing December 23, 2015(3)	218,438
Pinafore, LLC
1,061	Term Loan, 6.25%, Maturing September 29, 2016	1,076,812
Polypore, Inc.
1,536	Term Loan, 2.27%, Maturing July 3, 2014	1,519,022
Sequa Corp.
397	Term Loan, 3.54%, Maturing December 3, 2014	385,474

		$9,505,300

Insurance — 2.0%

AmWINS Group, Inc.
500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	$429,583
Applied Systems, Inc.
700	Term Loan, 5.50%, Maturing December 6, 2016	702,625
CCC Information Services Group, Inc.
725	Term Loan, 5.50%, Maturing November 11, 2015	731,108
Conseco, Inc.
725	Term Loan, 7.50%, Maturing September 30, 2016	731,344
Crawford & Company
617	Term Loan, 5.25%, Maturing October 30, 2013	609,920
HUB International Holdings, Inc.
180	Term Loan, 2.80%, Maturing June 13, 2014	175,360
802	Term Loan, 2.80%, Maturing June 13, 2014	780,136
272	Term Loan, 6.75%, Maturing June 13, 2014	272,038
U.S.I. Holdings Corp.
917	Term Loan, 2.77%, Maturing May 5, 2014	888,102

		$5,320,216

Leisure Goods/Activities/Movies — 7.1%

AMC Entertainment, Inc.
1,932	Term Loan, 3.50%, Maturing December 16, 2016	$1,939,762
Bombardier Recreational Products
980	Term Loan, 3.27%, Maturing June 28, 2013	926,677
Carmike Cinemas, Inc.
1,120	Term Loan, 5.50%, Maturing January 27, 2016	1,126,310
Cedar Fair, L.P.
1,477	Term Loan, 5.50%, Maturing December 15, 2016	1,494,773
CFV I, LLC/Hicks Sports Group
28	Term Loan, 11.09%, Maturing January 14, 2011(2)	28,547
Cinemark, Inc.
1,916	Term Loan, 3.53%, Maturing April 29, 2016	1,928,222
ClubCorp Club Operations, Inc.
325	Term Loan, 6.00%, Maturing November 9, 2016	327,641
Dave & Buster’s, Inc.
498	Term Loan, 6.00%, Maturing June 1, 2016	498,122
Deluxe Entertainment Services
35	Term Loan, 6.25%, Maturing May 11, 2013	34,115
567	Term Loan, 6.25%, Maturing May 11, 2013	545,847
Miramax Film NY, LLC
500	Term Loan, 7.75%, Maturing May 20, 2016	507,500
National CineMedia, LLC
1,900	Term Loan, 2.06%, Maturing February 13, 2015	1,871,160
Regal Cinemas Corp.
2,356	Term Loan, 3.80%, Maturing November 21, 2016	2,367,710
Revolution Studios Distribution Co., LLC
522	Term Loan, 4.02%, Maturing December 21, 2014	414,765
450	Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(5)	148,500
Six Flags Theme Parks, Inc.
1,607	Term Loan, 5.50%, Maturing June 30, 2016	1,624,055
SW Acquisition Co., Inc.
891	Term Loan, 5.75%, Maturing June 1, 2016	899,353
Universal City Development Partners, Ltd.
1,238	Term Loan, 5.50%, Maturing November 6, 2014	1,250,643

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods/Activities/Movies (continued)

Zuffa, LLC
	485	Term Loan, 2.31%, Maturing June 19, 2015	$477,651

			$18,411,353

Lodging and Casinos — 3.8%

Ameristar Casinos, Inc.
	570	Term Loan, 3.54%, Maturing November 10, 2012	$570,998
Gala Electric Casinos, Ltd.
GBP	1,000	Term Loan, 4.91%, Maturing December 12, 2014	1,456,459
GBP	1,000	Term Loan, 5.41%, Maturing December 12, 2014	1,456,459
Harrah’s Operating Co.
	1,569	Term Loan, 3.29%, Maturing January 28, 2015	1,420,149
	990	Term Loan, 9.50%, Maturing October 31, 2016	1,044,450
Herbst Gaming, Inc.
	411	Term Loan, 10.00%, Maturing December 31, 2015	420,261
Isle of Capri Casinos, Inc.
	100	Term Loan, 5.00%, Maturing July 26, 2014	99,840
	113	Term Loan, 5.00%, Maturing July 26, 2014	113,514
	283	Term Loan, 5.00%, Maturing July 26, 2014	283,786
Las Vegas Sands, LLC
	294	Term Loan, 3.03%, Maturing November 23, 2016	283,859
	1,165	Term Loan, 3.03%, Maturing November 23, 2016	1,123,761
LodgeNet Entertainment Corp.
	604	Term Loan, 2.31%, Maturing April 4, 2014	560,953
Penn National Gaming, Inc.
	388	Term Loan, 2.03%, Maturing October 3, 2012	387,662
Tropicana Entertainment, Inc.
	131	Term Loan, 15.00%, Maturing March 8, 2013	144,756
VML US Finance, LLC
	199	Term Loan, 4.80%, Maturing May 25, 2012	200,084
	398	Term Loan, 4.80%, Maturing May 23, 2013	400,168

			$9,967,159

Nonferrous Metals/Minerals — 0.9%

Euramax International, Inc.
	165	Term Loan, 10.00%, Maturing June 29, 2013	$156,856
	156	Term Loan, 14.00%, Maturing June 29, 2013(3)	148,623
Fairmount Minerals, Ltd.
	472	Term Loan, 6.27%, Maturing August 5, 2016	481,067
Noranda Aluminum Acquisition
	44	Term Loan, 2.01%, Maturing May 18, 2014	43,649
Novelis, Inc.
	1,025	Term Loan, 5.25%, Maturing December 19, 2016	1,039,734
Oxbow Carbon and Mineral Holdings
	532	Term Loan, 3.80%, Maturing May 8, 2016	531,645

			$2,401,574

Oil and Gas — 3.6%

Big West Oil, LLC
	375	Term Loan, 7.00%, Maturing March 31, 2016	$379,688
CITGO Petroleum Corp.
	268	Term Loan, 8.00%, Maturing June 24, 2015	277,132
	1,269	Term Loan, 9.00%, Maturing June 23, 2017	1,325,317
Dresser, Inc.
	481	Term Loan, 2.53%, Maturing May 4, 2014	480,841
	700	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	700,438
Dynegy Holdings, Inc.
	221	Term Loan, 4.02%, Maturing April 2, 2013	220,101
	3,276	Term Loan, 4.02%, Maturing April 2, 2013	3,259,935
Obsidian Natural Gas Trust
	1,620	Term Loan, 7.00%, Maturing November 2, 2015	1,640,515
SemGroup Corp.
	205	Term Loan, 7.21%, Maturing November 30, 2012	206,308
Sheridan Production Partners I, LLC
	53	Term Loan, 7.50%, Maturing April 20, 2017	53,448
	87	Term Loan, 7.50%, Maturing April 20, 2017	87,504
	654	Term Loan, 7.50%, Maturing April 20, 2017	660,368

			$9,291,595

Publishing — 4.7%

Aster Zweite Beteiligungs GmbH
	500	Term Loan, 2.71%, Maturing September 27, 2013	$478,125
EUR	236	Term Loan, 3.39%, Maturing December 31, 2014	310,855
EUR	264	Term Loan, 3.39%, Maturing December 31, 2014	347,273
GateHouse Media Operating, Inc.
	324	Term Loan, 2.27%, Maturing August 28, 2014	128,754
	723	Term Loan, 2.27%, Maturing August 28, 2014	287,220
	349	Term Loan, 2.52%, Maturing August 28, 2014	138,658
Getty Images, Inc.
	1,496	Term Loan, 5.25%, Maturing November 7, 2016	1,511,025
Laureate Education, Inc.
	243	Term Loan, 3.54%, Maturing August 17, 2014	229,126
	1,621	Term Loan, 3.54%, Maturing August 17, 2014	1,530,429
	494	Term Loan, 7.00%, Maturing August 31, 2014	493,441
MediaNews Group, Inc.
	71	Term Loan, 8.50%, Maturing March 19, 2014	69,934
Merrill Communications, LLC
	645	Term Loan, 8.50%, Maturing December 24, 2012	643,286

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Nelson Education, Ltd.
	236	Term Loan, 2.80%, Maturing July 5, 2014	$203,303
Nielsen Finance, LLC
	2,203	Term Loan, 2.26%, Maturing August 9, 2013	2,181,580
	985	Term Loan, 4.01%, Maturing May 2, 2016	981,683
SGS International, Inc.
	272	Term Loan, 3.96%, Maturing September 30, 2013	269,648
Source Media, Inc.
	497	Term Loan, 7.00%, Maturing November 8, 2011	477,920
Springer Science+Business Media SA
EUR	500	Term Loan, 6.75%, Maturing June 30, 2015	673,161
Xsys, Inc.
	605	Term Loan, 2.71%, Maturing September 27, 2013	578,650
	618	Term Loan, 2.71%, Maturing September 27, 2014	591,046

			$12,125,117

Radio and Television — 2.9%

Block Communications, Inc.
	428	Term Loan, 2.30%, Maturing December 22, 2011	$414,675
CMP KC, LLC
	478	Term Loan, 0.00%, Maturing May 3, 2011(5)(6)	137,213
CMP Susquehanna Corp.
	886	Term Loan, 2.31%, Maturing May 5, 2013	798,801
Gray Television, Inc.
	350	Term Loan, 3.79%, Maturing December 31, 2014	343,308
HIT Entertainment, Inc.
	583	Term Loan, 5.54%, Maturing June 1, 2012	573,284
Live Nation Worldwide, Inc.
	1,141	Term Loan, 4.50%, Maturing November 7, 2016	1,143,267
Mission Broadcasting, Inc.
	262	Term Loan, 5.00%, Maturing September 30, 2016	261,934
Nexstar Broadcasting, Inc.
	410	Term Loan, 5.00%, Maturing September 30, 2016	409,691
Raycom TV Broadcasting, LLC
	771	Term Loan, 1.81%, Maturing June 25, 2014	728,713
Tyrol Acquisition 2 SAS
EUR	500	Term Loan, Maturing January 30, 2015(4)	607,645
EUR	500	Term Loan, Maturing January 29, 2016(4)	607,645
Univision Communications, Inc.
	750	Term Loan, 2.51%, Maturing September 29, 2014	717,612
	750	Term Loan, 4.51%, Maturing March 31, 2017	714,008

			$7,457,796

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	976	Term Loan, 2.04%, Maturing April 26, 2013	$961,804

			$961,804

Retailers (Except Food and Drug) — 4.4%

Amscan Holdings, Inc.
	773	Term Loan, 7.35%, Maturing December 4, 2017	$773,788
Harbor Freight Tools USA, Inc.
	925	Term Loan, 6.50%, Maturing December 22, 2017	925,000
Michaels Stores, Inc.
	1,653	Term Loan, 2.56%, Maturing October 31, 2013	1,612,491
Neiman Marcus Group, Inc.
	1,714	Term Loan, 4.30%, Maturing April 6, 2016	1,699,467
Orbitz Worldwide, Inc.
	1,535	Term Loan, 3.28%, Maturing July 25, 2014	1,437,700
Oriental Trading Co., Inc.
	700	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	21,000
Petco Animal Supplies, Inc.
	625	Term Loan, 6.00%, Maturing November 24, 2017	630,027
Pilot Travel Centers, LLC
	495	Term Loan, 5.25%, Maturing June 30, 2016	502,986
Rent-A-Center, Inc.
	2	Term Loan, 2.06%, Maturing June 30, 2012	1,648
	395	Term Loan, 3.31%, Maturing March 31, 2015	395,966
Savers, Inc.
	596	Term Loan, 5.75%, Maturing March 11, 2016	597,733
Visant Corp.
	524	Term Loan, 7.00%, Maturing December 22, 2016	530,288
Vivarte
EUR	13	Term Loan - Second Lien, 4.32%, Maturing September 8, 2016	14,687
EUR	88	Term Loan - Second Lien, 4.32%, Maturing September 8, 2016	91,436
EUR	900	Term Loan - Second Lien, 4.32%, Maturing September 8, 2016	940,488
Yankee Candle Company, Inc. (The)
	1,184	Term Loan, 2.29%, Maturing February 6, 2014	1,171,415

			$11,346,120

Steel — 0.1%

Niagara Corp.
	376	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$355,850

			$355,850

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Surface Transport — 0.5%

Swift Transportation Co., Inc.
	1,200	Term Loan, 6.75%, Maturing December 16, 2016	$1,203,150

			$1,203,150

Telecommunications — 6.4%

Alaska Communications Systems Holdings, Inc.
	925	Term Loan, 5.50%, Maturing October 21, 2016	$930,203
Asurion Corp.
	765	Term Loan, 3.27%, Maturing July 3, 2014	728,123
	1,000	Term Loan, 6.75%, Maturing March 31, 2015	1,004,018
CommScope, Inc.
	835	Term Loan, 4.00%, Maturing December 26, 2014	835,414
Intelsat Corp.
	1,408	Term Loan, 2.79%, Maturing January 3, 2014	1,406,010
	1,408	Term Loan, 2.79%, Maturing January 3, 2014	1,406,010
	1,409	Term Loan, 2.79%, Maturing January 3, 2014	1,406,444
Intelsat Subsidiary Holding Co.
	504	Term Loan, 2.79%, Maturing July 3, 2013	501,060
Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.60%, Maturing December 1, 2014	557,487
NTelos, Inc.
	1,485	Term Loan, 5.75%, Maturing August 7, 2015	1,492,779
Syniverse Technologies, Inc.
	750	Term Loan, Maturing December 21, 2017(4)	760,313
Telenet BidCo N.V.
EUR	500	Term Loan, 4.55%, Maturing July 31, 2017	667,732
Telesat Canada, Inc.
	152	Term Loan, 3.27%, Maturing October 31, 2014	151,491
	1,768	Term Loan, 3.27%, Maturing October 31, 2014	1,763,686
Wind Telecomunicazioni SpA
EUR	1,800	Term Loan, Maturing December 15, 2017(4)	2,378,881
Windstream Corp.
	629	Term Loan, 3.04%, Maturing December 17, 2015	632,459

			$16,622,110

Utilities — 3.2%

AEI Finance Holding, LLC
	145	Revolving Loan, 3.30%, Maturing March 30, 2012	$142,997
	939	Term Loan, 3.30%, Maturing March 30, 2014	926,295
Calpine Corp.
	948	Term Loan, 3.15%, Maturing March 29, 2014	948,621
New Development Holdings, Inc.
	987	Term Loan, 7.00%, Maturing July 3, 2017	1,005,261
NRG Energy, Inc.
	207	Term Loan, 2.04%, Maturing February 1, 2013	206,385
	1	Term Loan, 3.90%, Maturing February 1, 2013	697
	986	Term Loan, 3.55%, Maturing August 31, 2015	987,985
	1,830	Term Loan, 3.55%, Maturing August 31, 2015	1,832,741
Pike Electric, Inc.
	63	Term Loan, 2.06%, Maturing July 2, 2012	60,723
	108	Term Loan, 2.06%, Maturing December 10, 2012	103,695
TXU Texas Competitive Electric Holdings Co., LLC
	924	Term Loan, 3.76%, Maturing October 10, 2014	715,799
	1,781	Term Loan, 3.76%, Maturing October 10, 2014	1,377,792

			$8,308,991

Total Senior Floating-Rate Interests
(identified cost $361,418,653)			$358,752,693

Corporate Bonds & Notes — 10.6%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.2%

International Lease Finance Corp., Sr. Notes
	175	6.50%, 9/1/14(8)	$186,375
	175	6.75%, 9/1/16(8)	187,687
	175	7.125%, 9/1/18(8)	186,813

			$560,875

Air Transport — 0.0%(9)

Continental Airlines
	47	7.033%, 6/15/11	$47,429

			$47,429

Automotive — 0.3%

Allison Transmission, Inc.
	10	11.00%, 11/1/15(8)	$10,950
	665	11.25%, 11/1/15(3)(8)	728,175
American Axle & Manufacturing Holdings, Inc., Sr. Notes
	85	9.25%, 1/15/17(8)	95,412
Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	50,324

			$884,861

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Security	Value

Broadcast Radio and Television — 0.7%

Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	$1,060,000
LBI Media, Inc., Sr. Disc. Notes
	50	11.00%, 10/15/13	46,000
Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(8)	83,400
XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/13(8)	579,575

			$1,768,975

Building and Development — 0.9%

AMO Escrow Corp., Sr. Notes
	975	11.50%, 12/15/17(8)	$1,038,375
Grohe Holding GmbH, Variable Rate
EUR	1,000	3.86%, 1/15/14(10)	1,299,552

			$2,337,927

Business Equipment and Services — 0.6%

Education Management, LLC, Sr. Notes
	210	8.75%, 6/1/14	$216,300
Education Management, LLC, Sr. Sub. Notes
	46	10.25%, 6/1/16	47,380
MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(8)	77,850
Muzak, LLC/Muzak Finance, Sr. Notes
	13	15.00%, 7/31/14(3)	9,156
SunGard Data Systems, Inc., Sr. Notes
	900	10.625%, 5/15/15	996,750
Ticketmaster Entertainment, Inc.
	105	10.75%, 8/1/16	114,188

			$1,461,624

Cable and Satellite Television — 0.4%

Virgin Media Finance PLC, Sr. Notes
	1,000	6.50%, 1/15/18	$1,057,500

			$1,057,500

Chemicals and Plastics — 0.1%

INEOS Group Holdings PLC, Sr. Sub. Notes
	180	8.50%, 2/15/16(8)	$172,350
Reichhold Industries, Inc., Sr. Notes
	60	9.00%, 8/15/14(8)	53,250
Wellman Holdings, Inc., Sr. Sub. Notes
	189	5.00%, 1/29/19(3)(5)	0

			$225,600

Conglomerates — 0.0%(9)

RBS Global & Rexnord Corp.
	90	11.75%, 8/1/16	$96,975

			$96,975

Containers and Glass Products — 0.2%

Berry Plastics Corp., Sr. Notes, Variable Rate
	500	5.039%, 2/15/15	$485,000
Intertape Polymer US, Inc., Sr. Sub. Notes
	175	8.50%, 8/1/14	145,250

			$630,250

Cosmetics/Toiletries — 0.1%

Revlon Consumer Products Corp.
	165	9.75%, 11/15/15(8)	$175,312

			$175,312

Electronics/Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	425	3.039%, 10/15/13	$420,219

			$420,219

Equipment Leasing — 0.0%(9)

Hertz Corp.
	16	8.875%, 1/1/14	$16,440

			$16,440

Financial Intermediaries — 0.1%

Ford Motor Credit Co., Sr. Notes
	125	8.00%, 12/15/16	$139,849

			$139,849

Food Products — 0.4%

Smithfield Foods, Inc., Sr. Notes
	1,000	10.00%, 7/15/14(8)	$1,157,500

			$1,157,500

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Food Service — 0.1%

NPC International, Inc., Sr. Sub. Notes
135	9.50%, 5/1/14	$138,713

		$138,713

Food/Drug Retailers — 0.1%

General Nutrition Center, Sr. Notes, Variable Rate
115	5.75%, 3/15/14(3)	$114,425
General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	214,200

		$328,625

Forest Products — 0.0%(9)

Verso Paper Holdings, LLC/Verso Paper, Inc.
120	11.375%, 8/1/16	$120,900

		$120,900

Health Care — 0.3%

Biomet, Inc.
55	10.375%, 10/15/17	$60,363
280	11.625%, 10/15/17	310,800
DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	104,144
HCA, Inc.
65	9.25%, 11/15/16	69,509
National Mentor Holdings, Inc.
55	11.25%, 7/1/14	56,100
US Oncology, Inc.
290	10.75%, 8/15/14	301,962

		$902,878

Industrial Equipment — 0.5%

CEVA Group PLC, Sr. Notes
95	11.50%, 4/1/18(8)	$103,075
Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	108,675
Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,166,250

		$1,378,000

Insurance — 0.1%

Alliant Holdings I, Inc.
55	11.00%, 5/1/15(8)	$57,613
HUB International Holdings, Inc., Sr. Notes
70	9.00%, 12/15/14(8)	71,225
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	4.161%, 11/15/14(8)	44,000

		$172,838

Leisure Goods/Activities/Movies — 0.6%

AMC Entertainment, Inc.
350	11.00%, 2/1/16	$371,875
AMC Entertainment, Inc., Sr. Notes
60	8.75%, 6/1/19	64,350
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(5)(6)(8)	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(5)(6)(8)	0
MU Finance PLC, Sr. Notes
1,000	8.375%, 2/1/17(8)	1,021,250
Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	53,125
20	6.875%, 12/1/13	21,300
10	7.25%, 6/15/16	10,825
20	7.25%, 3/15/18	21,300

		$1,564,025

Lodging and Casinos — 0.8%

Buffalo Thunder Development Authority
265	9.375%, 12/15/14(6)(8)	$77,513
CCM Merger, Inc.
50	8.00%, 8/1/13(8)	48,875
Chukchansi EDA, Sr. Notes, Variable Rate
150	3.943%, 11/15/12(8)	97,687
Eldorado Casino Shreveport
44	10.00%, 8/1/12(3)(5)	38,763
Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(6)(8)	2,168
Inn of the Mountain Gods Resort & Casino, Sr. Notes
270	12.00%, 11/15/10(7)	142,087
Majestic HoldCo, LLC
75	12.50%, 10/15/11(6)(8)	102
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	71,400
120	7.125%, 8/15/14	76,200
115	6.875%, 2/15/15	71,588
Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,082,500

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Lodging and Casinos (continued)

San Pasqual Casino
55	8.00%, 9/15/13(8)	$55,344
Seminole Hard Rock Entertainment, Variable Rate
95	2.802%, 3/15/14(8)	87,400
Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(8)	156,337
Waterford Gaming, LLC, Sr. Notes
130	8.625%, 9/15/14(5)(8)	83,837

		$2,091,801

Oil and Gas — 0.4%

Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
330	8.50%, 12/15/19	$363,000
Compton Petroleum Finance Corp.
79	10.00%, 9/15/17	65,209
Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	31,200
El Paso Corp., Sr. Notes
67	9.625%, 5/15/12	71,741
Forbes Energy Services, Sr. Notes
155	11.00%, 2/15/15	152,675
OPTI Canada, Inc., Sr. Notes
25	8.25%, 12/15/14	17,937
Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	73,125
Petroplus Finance, Ltd.
85	7.00%, 5/1/17(8)	75,650
Quicksilver Resources, Inc., Sr. Notes
65	11.75%, 1/1/16	76,050
SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	30,600

		$957,187

Publishing — 0.7%

Laureate Education, Inc.
1,045	10.00%, 8/15/15(8)	$1,089,413
605	10.25%, 8/15/15(3)(8)	626,725
Nielsen Finance, LLC
40	12.50%, (0.00% until 8/1/11), 8/1/16	42,200

		$1,758,338

Rail Industries — 0.1%

American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$102,250
Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	160,425
100	7.375%, 6/1/14	105,000

		$367,675

Retailers (Except Food and Drug) — 1.2%

Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$221,100
Neiman Marcus Group, Inc.
765	9.00%, 10/15/15	804,785
Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	701,575
235	10.50%, 11/15/16	260,262
Toys “R” Us
1,000	10.75%, 7/15/17	1,145,000

		$3,132,722

Steel — 0.0%(9)

RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(6)	$2,892

		$2,892

Telecommunications — 0.5%

Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	$974,250
NII Capital Corp.
330	10.00%, 8/15/16	367,125

		$1,341,375

Utilities — 1.0%

Calpine Corp., Sr. Notes
2,375	7.50%, 2/15/21(8)	$2,351,250
NGC Corp.
205	7.625%, 10/15/26	121,975
Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	10,275

		$2,483,500

Total Corporate Bonds & Notes
(identified cost $27,885,128)		$27,722,805

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Asset-Backed Securities — 1.4%

Principal
Amount
(000’s omitted)	Security	Value

$308	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(11)	$218,272
295	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(8)(11)	215,562
376	Babson Ltd., Series 2005-1A, Class C1, 2.239%, 4/15/19(8)(11)	268,411
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.339%, 1/15/19(8)(11)	303,961
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(8)(11)	390,733
492	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(11)	391,480
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(11)	358,454
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.053%, 3/25/20(8)(11)	790,331
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.538%, 4/25/21(8)(11)	742,348

Total Asset-Backed Securities
(identified cost $4,966,180)		$3,679,552

Common Stocks — 1.6%

Shares	Security	Value

Aerospace and Defense — 0.0%(9)

6,741	ACTS Aero Technical Support & Service, Inc.(5)(12)(13)	$70,785

		$70,785

Automotive — 0.4%

10,159	Dayco Products, LLC(12)(13)	$520,332
8,949	Hayes Lemmerz International, Inc.(12)(13)	438,501

		$958,833

Building and Development — 0.1%

131	Panolam Holdings Co.(5)(12)(14)	$104,160
277	United Subcontractors, Inc.(5)(12)(13)	28,567

		$132,727

Chemicals and Plastics — 0.0%

175	Wellman Holdings, Inc.(5)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(9)

166,398	MEGA Brands, Inc.(12)	$107,378

		$107,378

Financial Intermediaries — 0.0%(9)

41	RTS Investor Corp.(5)(12)(13)	$962

		$962

Food Service — 0.0%(9)

12,234	Buffets, Inc.(5)(12)	$45,878

		$45,878

Home Furnishings — 0.1%

2,275	Oreck Corp.(5)(12)(13)	$176,950
26,240	Sanitec Europe Oy B Units(12)(13)	96,427
25,787	Sanitec Europe Oy E Units(5)(12)(13)	0

		$273,377

Leisure Goods/Activities/Movies — 0.2%

22,424	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$538,176

		$538,176

Lodging and Casinos — 0.2%

45	Greektown Superholdings, Inc.(12)	$3,307
23,498	Herbst Gaming, Inc.(5)(12)(13)	144,985
289	Shreveport Gaming Holdings, Inc.(5)(12)	5,202
25,430	Tropicana Entertainment, Inc.(5)(12)(13)	390,986

		$544,480

Nonferrous Metals/Minerals — 0.1%

468	Euramax International, Inc.(5)(12)(13)	$142,587

		$142,587

Oil and Gas — 0.0%(9)

750	SemGroup Corp.(12)	$20,378

		$20,378

Publishing — 0.4%

2,155	Ion Media Networks, Inc.(5)(12)(13)	$1,002,075
5,771	MediaNews Group, Inc.(5)(12)(13)	109,652
3,353	SuperMedia, Inc.(12)	29,205

		$1,140,932

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Steel — 0.1%

6,269	KNIA Holdings, Inc.(5)(12)(13)	$72,656
10,700	RathGibson Acquisition Co., LLC(5)(12)(14)	250,808

		$323,464

Total Common Stocks
(identified cost $2,750,821)		$4,299,957

Preferred Stocks — 0.0%(9)

Shares	Security	Value

Business Equipment and Services — 0.0%(9)

773	Muzak Holding LLC, 10%(3)(11)(12)(14)	$1,159

Total Preferred Stocks
(identified cost $7,727)		$1,159

Warrants — 0.0%(9)

Shares	Security	Value

Oil and Gas — 0.0%(9)

789	SemGroup Corp., Expires 11/30/14(12)	$5,326

		$5,326

Publishing — 0.0%

781	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(12)(13)	$0

		$0

Total Warrants
(identified cost $8)		$5,326

Miscellaneous — 0.0%(9)

Shares	Security	Value

Cable and Satellite Television — 0.0%(9)

261,268	Adelphia Recovery Trust(12)	$4,899
270,000	Adelphia, Inc., Escrow Certificate(12)	4,725

Total Miscellaneous
(identified cost $250,451)		$9,624

Short-Term Investments — 4.9%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value

$9,106	Eaton Vance Cash Reserves Fund, LLC, 0.22%(15)	$9,106,075
3,660	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/11	3,659,606

Total Short-Term Investments
(identified cost $12,765,681)		$12,765,681

Total Investments — 156.1%
(identified cost $410,044,649)		$407,236,797

Less Unfunded Loan Commitments — 0.0%(9)		$(18,768)

Net Investments — 156.1%
(identified cost $410,025,881)		$407,218,029

Other Assets, Less Liabilities — (14.0)%		$(36,408,242)

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (42.1)%		$(110,001,741)

Net Assets Applicable to Common Shares — 100.0%		$260,808,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	This Senior Loan will settle after December 31, 2010, at which time the interest rate will be determined.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities is $14,553,834 or 5.6% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2010.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security (see Note 8).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the six months ended December 31, 2010 was $8,270.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $400,919,806)	$398,111,954
Affiliated investment, at value (identified cost, $9,106,075)	9,106,075
Foreign currency, at value (identified cost, $5,745,716)	5,779,103
Interest and dividends receivable	2,042,585
Interest receivable from affiliated investment	1,223
Receivable for investments sold	3,027,737
Prepaid expenses and other assets	9,994

Total assets	$418,078,671

Liabilities

Notes payable	$36,000,000
Payable for investments purchased	7,394,669
Payable for open forward foreign currency exchange contracts	326,624
Distributions payable	2,053,518
Due to custodian	928,783
Payable to affiliates:
Investment adviser fee	288,238
Administration fee	85,785
Trustees’ fees	3,588
Accrued expenses	187,679

Total liabilities	$47,268,884

Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,001,741

Net assets applicable to common shares	$260,808,046

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,669,972 shares issued and outstanding	$366,700
Additional paid-in capital	341,642,109
Accumulated net realized loss	(77,417,798)
Accumulated distributions in excess of net investment income	(672,735)
Net unrealized depreciation	(3,110,230)

Net assets applicable to common shares	$260,808,046

Net Asset Value Per Common Share

($260,808,046 ÷ 36,669,972 common shares issued and outstanding)	$7.11

Statement of Operations

For the Six Months Ended
December 31, 2010

Investment Income

Interest	$10,584,103
Dividends	51,026
Interest allocated from affiliated investment	8,469
Expenses allocated from affiliated investment	(199)

Total investment income	$10,643,399

Expenses

Investment adviser fee	$1,663,304
Administration fee	495,034
Trustees’ fees and expenses	7,514
Custodian fee	37,726
Transfer and dividend disbursing agent fees	11,744
Legal and accounting services	72,123
Printing and postage	31,088
Interest expense and fees	297,889
Preferred shares service fee	86,112
Miscellaneous	50,000

Total expenses	$2,752,534

Deduct —
Reduction of custodian fee	$26

Total expense reductions	$26

Net expenses	$2,752,508

Net investment income	$7,890,891

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,878,203)
Investment transactions allocated from affiliated investment	167
Foreign currency and forward foreign currency exchange contract transactions	(1,560,843)

Net realized loss	$(5,438,879)

Change in unrealized appreciation (depreciation) —
Investments	$22,704,169
Foreign currency and forward foreign currency exchange contracts	(496,306)

Net change in unrealized appreciation (depreciation)	$22,207,863

Net realized and unrealized gain	$16,768,984

Distributions to preferred shareholders

From net investment income	$(129,367)

Net increase in net assets from operations	$24,530,508

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	December 31, 2010	Year Ended
in Net Assets	(Unaudited)	June 30, 2010

From operations —
Net investment income	$7,890,891	$14,420,954
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(5,438,879)	(9,843,825)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	22,207,863	53,817,019
Distributions to preferred shareholders —
From net investment income	(129,367)	(214,905)

Net increase in net assets from operations	$24,530,508	$58,179,243

Distributions to common shareholders —
From net investment income	$(9,928,963)	$(13,049,605)

Total distributions to common shareholders	$(9,928,963)	$(13,049,605)

Capital share transactions —
Reinvestment of distributions to common shareholders	$465,961	$428,400

Net increase in net assets from capital share transactions	$465,961	$428,400

Net increase in net assets	$15,067,506	$45,558,038

Net Assets Applicable to Common Shares

At beginning of period	$245,740,540	$200,182,502

At end of period	$260,808,046	$245,740,540

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares

At end of period	$(672,735)	$1,494,704

Statement of Cash Flows

Six Months Ended
Cash Flows From	December 31, 2010
Operating Activities	(Unaudited)

Net increase in net assets from operations	$24,530,508
Distributions to preferred shareholders	129,367

Net increase in net assets from operations excluding distributions to preferred shareholders	$24,659,875
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(84,707,137)
Investments sold and principal repayments	86,510,144
Decrease in short-term investments, net	691,665
Net amortization/accretion of premium (discount)	(1,380,123)
Increase in interest and dividends receivable	(109,023)
Decrease in interest receivable from affiliated investment	707
Decrease in receivable for investments sold	193,135
Decrease in receivable for open forward foreign currency exchange contracts	256,995
Increase in prepaid expenses and other assets	(1,529)
Decrease in payable for investments purchased	(1,623,880)
Increase in payable for open forward foreign currency exchange contracts	326,624
Increase in payable to affiliate for investment adviser fee	17,097
Increase in payable to affiliate for administration fee	6,038
Increase in payable to affiliate for Trustees’ fees	343
Decrease in accrued expenses	(114,228)
Increase in unfunded loan commitments	6,434
Net change in unrealized (appreciation) depreciation from investments	(22,704,169)
Net realized loss from investments	3,878,203

Net cash provided by operating activities	$5,907,171

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(7,409,484)
Cash distributions paid to preferred shareholders	(130,253)
Proceeds from notes payable	15,000,000
Repayment of notes payable	(10,000,000)
Increase in due to custodian	928,783

Net cash used in financing activities	$(1,610,954)

Net increase in cash*	$4,296,217

Cash at beginning of period(1)	$1,482,886

Cash at end of period(1)	$5,779,103

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$465,961
Cash paid for interest and fees on borrowings	$297,047

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $46,307.

(1)  Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$6.710		$5.480	$7.480	$8.800	$8.740	$8.760

Income (Loss) From Operations

Net investment income(1)	$0.215		$0.395	$0.492	$0.742	$0.801	$0.697
Net realized and unrealized gain (loss)	0.460		1.198	(2.012)	(1.324)	0.060	(0.026)
Distributions to preferred shareholders — From net investment income(1)	(0.004)		(0.006)	(0.033)	(0.133)	(0.154)	(0.122)

Total income (loss) from operations	$0.671		$1.587	$(1.553)	$(0.715)	$0.707	$0.549

Less Distributions to Common Shareholders

From net investment income	$(0.271)		$(0.357)	$(0.439)	$(0.605)	$(0.647)	$(0.569)
Tax return of capital	—		—	(0.008)	—	—	—

Total distributions to common shareholders	$(0.271)		$(0.357)	$(0.447)	$(0.605)	$(0.647)	$(0.569)

Net asset value — End of period (Common shares)	$7.110		$6.710	$5.480	$7.480	$8.800	$8.740

Market value — End of period (Common shares)	$7.160		$6.630	$4.690	$6.620	$8.570	$8.130

Total Investment Return on Net Asset Value(2)	9.30	%(3)(4)	29.77%	(18.99)%	(7.58)%	8.70%	7.02%

Total Investment Return on Market Value(2)	11.39	%(3)(4)	49.83%	(21.66)%	(16.01)%	13.81%	8.46%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$260,808		$245,741	$200,183	$272,941	$320,943	$318,871
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses before custodian fee reduction excluding interest and fees	1.92	%(6)	2.05%	2.44%	2.22%	2.21%	2.16%
Interest and fee expense	0.23	%(6)	0.25%	0.99%	1.95%	2.16%	1.76%
Total expenses before custodian fee reduction	2.15	%(6)	2.30%	3.43%	4.17%	4.36%	3.92%
Expenses after custodian fee reduction excluding interest and fees	1.92	%(6)	2.05%	2.44%	2.22%	2.20%	2.16%
Net investment income	6.16	%(6)	6.08%	9.64%	9.47%	9.11%	7.94%
Portfolio Turnover	22	%(3)	43%	18%	26%	64%	55%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses before custodian fee reduction excluding interest and fees	1.24	%(6)	1.31%	1.54%	1.60%	1.64%	1.61%
Interest and fee expense	0.15	%(6)	0.16%	0.62%	1.41%	1.61%	1.31%
Total expenses before custodian reduction	1.39	%(6)	1.47%	2.16%	3.01%	3.25%	2.92%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(6)	1.31%	1.54%	1.60%	1.64%	1.61%
Net investment income	3.98	%(6)	3.90%	6.06%	6.84%	6.79%	5.91%

Senior Securities:
Total notes payable outstanding (in 000’s)	$36,000		$31,000	$3,000	$105,000	$110,000	$120,000
Asset coverage per $1,000 of notes payable(7)	$11,300		$12,476	$104,397	$4,648	$4,918	$4,574
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(8)	$69,659		$68,571	$62,290	$56,770	$61,489	$59,672
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	The returns do not include a dividend declared during the period but payable after period end.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 279% at December 31, 2010, and 274%, 277%, 227%, 246% and 239% at June 30, 2010, 2009, 2008, 2007 and 2006, respectively.

(9)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2010, the Trust, for federal income tax purposes, had a capital loss carryforward of $64,882,329 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2011 ($13,711,847), June 30, 2012 ($6,681,243), June 30, 2016 ($52,501), June 30, 2017 ($21,938,328) and June 30, 2018 ($22,498,410).

Additionally, at June 30, 2010, the Trust had a net capital loss of $7,064,299 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending June 30, 2011.

As of December 31, 2010, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2010, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to December 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of December 31, 2010 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2010, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Accrued to APS	Dividend	Rate
	December 31, 2010	Shareholders	Rates	Ranges

Series A	0.23%	$64,110	0.23%	0.16%–0.31%
Series B	0.23%	$65,257	0.24%	0.16%–0.28%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of December 31, 2010.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust and is payable monthly. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Trust and EVM, the fee is computed at an annual rate of 0.84% of the Trust’s average weekly gross assets through April 30, 2011. Thereafter, the annual adviser fee rate will be reduced by 0.01% every May 1 to May 1, 2038. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2010, the Trust’s investment adviser fee totaled $1,663,304. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2010, the administration fee amounted to $495,034.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $84,707,137 and $86,510,144, respectively, for the six months ended December 31, 2010.

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six month ended December 31, 2010 and the year ended June 30, 2010 were 67,187 and 62,751, respectively.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$410,183,478

Gross unrealized appreciation	$9,416,178
Gross unrealized depreciation	(12,381,627)

Net unrealized depreciation	$(2,965,449)

8   Restricted Securities

At December 31, 2010, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks

Panolam Holdings Co.	12/30/09	131	$71,985	$104,160
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	250,808

Total Common Stocks			$128,770	$354,968

Preferred Stocks

Muzak Holding LLC	6/18/10	773	$7,727	$1,159

Total Preferred Stocks			$7,727	$1,159

Total Restricted Securities			$136,497	$356,127

9   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation

1/31/11	British Pound Sterling 8,903,553	United States Dollar 13,772,283	State Street Bank and Trust Company	$(106,574)
1/31/11	Euro 18,008,951	United States Dollar 23,844,211	State Street Bank and Trust Company	(220,050)

				$(326,624)

At December 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives(1)

Forward foreign currency exchange contracts	$—	$326,624

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$(1,562,904)	$(583,619)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2010, which is indicative of the volume of this derivative type, was approximately $35,320,000.

10   Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the “Agreement”) with conduit lenders and a bank that allows it to borrow up to $50 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust also pays a program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.50% per annum on the amount of the facility. Program and liquidity fees for the

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

six months ended December 31, 2010 totaled $239,736 and are included in interest expense in the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2010, the Trust had borrowings outstanding under the Agreement of $36,000,000 at an interest rate of 0.31%. The carrying amount of the borrowings at December 31, 2010 approximated its fair value. For the six months ended December 31, 2010, the average borrowings under the Agreement and the average interest rate were $29,206,522 and 0.39%, respectively.

11   Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At December 31, 2010, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $928,783.

12   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

13   Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.

Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

14   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Eaton Vance Senior Income Trust as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$357,672,501	$1,061,424	$358,733,925
Corporate Bonds & Notes	—	27,600,205	122,600	27,722,805
Asset-Backed Securities	—	3,679,552	—	3,679,552
Common Stocks	156,961	1,596,744	2,546,252	4,299,957
Preferred Stocks	—	1,159	—	1,159
Warrants	—	5,326	0	5,326
Miscellaneous	—	9,624	—	9,624
Short-Term Investments	—	12,765,681	—	12,765,681

Total Investments	$156,961	$403,330,792	$3,730,276	$407,218,029

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(326,624)	$—	$(326,624)

Total	$—	$(326,624)	$—	$(326,624)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments		Investments
	in Senior		in Common
	Floating-	Investments in	Stocks,
	Rate	Corporate Bonds &	Warrants and
	Interests	Notes	Miscellaneous	Total

Balance as of June 30, 2010	$595,305	$203,639	$1,141,784	$1,940,728
Realized gains (losses)	—	203	964	1,167
Change in net unrealized appreciation (depreciation)*	(1,473)	(79,973)	530,487	449,041
Cost of purchases	110,479	4,606	103,147	218,232
Proceeds from sales	(302,808)	(8,203)	(964)	(311,975)
Accrued discount (premium)	3,430	2,328	—	5,758
Transfers to Level 3**	656,491	—	829,226	1,485,717
Transfers from Level 3**	—	—	(58,392)	(58,392)

Balance as of December 31, 2010	$1,061,424	$122,600	$2,546,252	$3,730,276

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2010*	$(301,473)	$(79,973)	$529,464	$148,018

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance Senior Income Trust

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 29, 2010. The following action was taken by the shareholders:

Item 1: The election of William H. Park, Heidi L. Steiger and Lynn A. Stout as Class III Trustees of the Trust for a three-year term expiring in 2013.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

William H. Park	34,478,316	761,257
Heidi L. Steiger*	34,486,209	753,364
Lynn A. Stout	34,471,563	768,010

* Heidi L. Steiger resigned as a Trustee effective November 29, 2010.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and subadvisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Senior Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in and, where relevant, restructuring senior secured floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board considered that, in response to inquiries by the Contract Review Committee, the Adviser had agreed to implement a series of permanent reductions in management fees and that the first such reduction would be effective as of May 1, 2010. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

OFFICERS AND TRUSTEES

Officers
Scott H. Page
President

Michael B. Botthof
Vice President

John P. Redding
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders
As of December 31, 2010, our records indicate that there are 400 registered shareholders and approximately 11,234 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

Investment Adviser and Administrator of
Eaton Vance Senior Income Trust
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Senior Income Trust
Two International Place
Boston, MA 02110

171-2/11	SITSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page Scott H. Page
President

Date:	February 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 8, 2011

By:	/s/ Scott H. Page Scott H. Page
President

Date:	February 8, 2011